                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13f

                               FORM 13f COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2004
                                                     -----------------

Check here if Amendment [  ]; Amendment Number: ____
        This Amendment (Check only one.):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Menno Insurance Service d/b/a MMA Capital Management
                     -----------------------------------------------------------
Address:             1110 North Main Street
                     -----------------------------------------------------------
                     Goshen
                     -----------------------------------------------------------
                     Indiana  46528
                     -----------------------------------------------------------

13f File Number:     28-6988
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Howard L. Brenneman
                     -----------------------------------------------------------
Title:               President
                     -----------------------------------------------------------
Phone:               574/533-9511
                     -----------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/  Howard L. Brenneman        Goshen, IN             01/25/05
         ------------------------       -------------           --------
                [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13f HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13f NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13f COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13f SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-
                                                      ----------------------
Form 13f Information Table Entry Total:               $       349,812,484.00
                                                      ----------------------
Form 13f Information Table Value Total:               $       361,235,053.00
                                                      ----------------------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.                   13f File Number      Name

                                        28 -
                  --------------            ------------     -------------------
                  [Repeat as necessary.]

MENNO INSURANCE SERVICE

                                         Title of                   Fair Market            Investment     Voting
Issuer                                   Class      Cusip           Value           Shares Discretion     Authority
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals Inc             Common     009158106      5,783,667        99,770 Sole           Sole  99770
Alcan, Inc                               Common     013716105        252,556         5,150 Sole           Sole  5150
Allstate Corp                            Common     020002101      5,269,234       101,880 Sole           Sole  101880
Alltel Corp                              Common     020039103        249,142         4,240 Sole           Sole  4240
American International Group             Common     026874107      8,585,039       130,730 Sole           Sole  130730
Amgen Inc                                Common     031162100        769,800        12,000 Sole           Sole  12000
Anadarko Petroleum Corp                  Common     032511107      6,095,380        94,050 Sole           Sole  94050
Apache Corp                              Common     037411105        230,599         4,560 Sole           Sole  4560
Applied Materials                        Common     038222105      1,645,020        96,200 Sole           Sole  96200
BB&T Corp                                Common     054937107        324,206         7,710 Sole           Sole  7710
BP PLC                                   Common     055622104     13,673,776       234,140 Sole           Sole  234140
Bank of America Corp                     Common     060505104     10,375,392       220,800 Sole           Sole  220800
Bellsouth Corp                           Common     079860102        710,868        25,580 Sole           Sole  25580
Biomet Inc                               Common     090613100      2,269,275        52,300 Sole           Sole  52299.5
Burlington Resources Inc                 Common     122014103        237,945         5,470 Sole           Sole  5470
Cardinal Health Inc                      Common     14149Y108     10,145,430       174,470 Sole           Sole  174470
Chubb Corp                               Common     171232101      4,465,583        58,070 Sole           Sole  58070
Cisco Systems Inc                        Common     17275R102      4,501,560       233,000 Sole           Sole  233000
Citigroup Inc                            Common     172967101      9,921,707       205,930 Sole           Sole  205930
Clear Channel Communications             Common     184502102        203,954         6,090 Sole           Sole  6090
Colgate-Palmolive Co                     Common     194162103      2,522,188        49,300 Sole           Sole  49300
Comcast Corp                             Common     20030N101        339,456        10,200 Sole           Sole  10200
Comcast Corp                             Common     20030N200        214,774         6,540 Sole           Sole  6540
ConocoPhillips                           Common     20825C104        837,041         9,640 Sole           Sole  9640
Dell Inc                                 Common     24702R101      5,798,464       137,600 Sole           Sole  137600
Devon Energy Corp                        Common     25179M103        264,267         6,790 Sole           Sole  6790
Dollar General Corp                      Common     256669102      5,142,631       247,599 Sole           Sole  247599
Dover Corp                               Common     260003108      4,692,667       111,890 Sole           Sole  111890

Monday, January 24, 2005                                                                                  Page 1 of 4

                                         Title of                   Fair Market            Investment     Voting
Issuer                                   Class      Cusip           Value           Shares Discretion     Authority
-------------------------------------------------------------------------------------------------------------------------
Ensco International                      Common     26874Q100      1,813,782        57,145 Sole           Sole  57145
Emerson Electric Co                      Common     291011104      7,689,970       109,700 Sole           Sole  109700
Federal Home Loan Mortgage               Common     313400301        709,731         9,630 Sole           Sole  9630
Federal National Mortgage Assn           Common     313586109      8,395,659       117,900 Sole           Sole  117900
FEDEX Corp                               Common     31428X106      2,334,213        23,700 Sole           Sole  23700
First Data Corp                          Common     319963104      4,594,320       108,000 Sole           Sole  108000
Ford Motor Co                            Common     345370860        374,052        25,550 Sole           Sole  25550
Gannett Co                               Common     364730101      3,640,552        44,560 Sole           Sole  44560
General Mills Inc                        Common     370334104      4,205,466        84,600 Sole           Sole  84600
Goldman Sachs Group Inc                  Common     38141G104      4,277,084        41,110 Sole           Sole  41110
Hewlett Packard Co                       Common     428236103        884,305        42,170 Sole           Sole  42170
Intel Corp                               Common     458140100      4,771,560       204,000 Sole           Sole  204000
International Paper Co                   Common     460146103        285,180         6,790 Sole           Sole  6790
JPMorgan Chase & Co                      Common     46625H100      6,705,507       171,892 Sole           Sole  171892
Jabil Circuit Inc                        Common     466313103      5,130,939       200,584 Sole           Sole  200584
Johnson & Johnson                        Common     478160104     11,041,422       174,100 Sole           Sole  174100
Kimberly-Clark Corp                      Common     494368103      6,100,587        92,700 Sole           Sole  92700
Kraft Foods Inc                          Common     50075N104        263,514         7,400 Sole           Sole  7400
Kroger Co                                Common     501044101        181,013        10,320 Sole           Sole  10320
Lehman Brothers Holdings                 Common     524908100        328,925         3,760 Sole           Sole  3760
Lowe's Companies                         Common     548661107      6,565,260       114,000 Sole           Sole  114000
MBNA Corp                                Common     55262L100      7,690,796       272,820 Sole           Sole  272820
Marsh & Mclennan Companies               Common     571748102        242,144         7,360 Sole           Sole  7360
Masco Corp                               Common     574599106      6,266,356       171,540 Sole           Sole  171540
McDonalds Corp                           Common     580135101        562,653        17,550 Sole           Sole  17550
Medtronic, Inc                           Common     585055106      8,672,382       174,600 Sole           Sole  174600
Merck & Co Inc                           Common     589331107      4,287,476       133,400 Sole           Sole  133400
Merrill Lynch Co                         Common     590188108        450,666         7,540 Sole           Sole  7540
MetLife Inc                              Common     59156R108        315,573         7,790 Sole           Sole  7790
Microsoft Corp                           Common     594918104      9,138,240       342,000 Sole           Sole  342000

Monday, January 24, 2005                                                                                  Page 2 of 4

                                         Title of                   Fair Market            Investment     Voting
Issuer                                   Class      Cusip           Value           Shares Discretion     Authority
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter               Common     617446448        848,346        15,280 Sole           Sole  15280
National City Corp                       Common     635405103        355,223         9,460 Sole           Sole  9460
Newell Rubbermaid, Inc                   Common     651229106      5,116,185       211,500 Sole           Sole  211500
Norfolk Southern Corp                    Common     655844108      3,548,430        98,050 Sole           Sole  98050
Oracle Corp                              Common     68389X105      5,597,760       408,000 Sole           Sole  408000
PNC Financial Services Group             Common     693475105        226,888         3,950 Sole           Sole  3950
Pepsico Inc                              Common     713448108      8,957,520       171,600 Sole           Sole  171600
Pfizer Inc                               Common     717081103      9,234,026       343,400 Sole           Sole  343400
Pitney Bowes Inc                         Common     724479100      8,233,212       177,900 Sole           Sole  177900
Procter & Gamble Co                      Common     742718109      9,446,220       171,500 Sole           Sole  171500
Protective Life                          Common     743674103      3,102,282        72,670 Sole           Sole  72670
Regions Financial Corp                   Common     7591EP100        230,979         6,490 Sole           Sole  6490
SBC Communications Inc                   Common     78387G103      4,505,627       174,840 Sole           Sole  174840
St Paul Travelers Cos Inc                Common     792860108        346,605         9,350 Sole           Sole  9350
Sara Lee Corp                            Common     803111103      4,330,716       179,400 Sole           Sole  179400
Schlumberger Ltd                         Common     806857108      3,441,230        51,400 Sole           Sole  51400
Sonoco Products                          Common     835495102      5,906,576       199,210 Sole           Sole  199210
Sprint Corp                              Common     852061100        306,152        12,320 Sole           Sole  12320
Sun Microsystems Inc                     Common     866810104        253,114        46,960 Sole           Sole  46960
Suntrust Banks                           Common     867914103        382,698         5,180 Sole           Sole  5180
Sysco Corp                               Common     871829107      5,416,323       141,900 Sole           Sole  141900
Target Corp                              Common     87612E106     10,022,490       193,000 Sole           Sole  193000
Texas Instruments Inc                    Common     882508104      2,215,800        90,000 Sole           Sole  90000
Thomas & Betts Corp                      Common     884315102      2,847,450        92,600 Sole           Sole  92600
3M Co                                    Common     88579Y101      3,282,800        40,000 Sole           Sole  40000
Time Warner Inc                          Common     887317105      3,840,597       197,460 Sole           Sole  197460
U.S. Bancorp                             Common     902973304        816,512        26,070 Sole           Sole  26070
Verizon Communications Inc               Common     92343V104      5,179,609       127,860 Sole           Sole  127860
Wachovia Corp                            Common     929903102      1,177,714        22,390 Sole           Sole  22390
Washington Mutual Inc                    Common     939322103        489,602        11,580 Sole           Sole  11580

Monday, January 24, 2005                                                                                  Page 3 of 4

                                         Title of                   Fair Market            Investment     Voting
Issuer                                   Class      Cusip           Value           Shares Discretion     Authority
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Company                    Common     949746101     10,477,247       168,580 Sole           Sole  168580
Wendys International Inc                 Common     950590109      2,937,355        74,818 Sole           Sole  74818
Weyerhaeuser Co                          Common     962166104        225,187         3,350 Sole           Sole  3350
Xerox Corp                               Common     984121103        226,573        13,320 Sole           Sole  13320
Transocean Inc                           Common     G90078109      2,846,488        67,150 Sole           Sole  67150
Aggregate Total                                                  361,235,053     9,118,056

Monday, January 24, 2005                                                                                  Page 4 of 4

FMV OF ALL LISTED SECURITIES

SumOfFair Market Value
----------------------
           349,812,484

Monday, January 24, 2005                                       Page  1 of 1